Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (22,818)	$ (14,773)	$ (11,129)
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation	13,174	12,392	6,390
Other fixed assets depreciation	36	50	373
Equity (gains) in unconsolidated joint ventures	(713)	(778)	(291)
Amortization and write off of deferred financing costs	6,311	1,812	1,305
Amortization of debt discount	0	324	2,504
Stock-based compensation expense	(34)	(34)	(34)
Change in fair value of derivative financial instruments	790	(1,457)	(1,821)
Write-off of short term debt	0	0	(180)
Non-cash operating lease expense	(123)	1,478	0
Amortization of prepaid bareboat charter hire	0	0	1,657
Impairment on unconsolidated joint ventures	(0)	3,144	(0)
Impairment on vessels	0	12,310	0
Loss on sale of other fixed assets	36	0	0
Loss on sale of vessels	12,355	0	0
(Increase)/Decrease in:
Trade accounts receivable	642	173	(194)
Inventories	334	(385)	58
Prepayments and other	(198)	180	(380)
Due from related parties	0	75	(75)
Due to related parties	2,097	(1,781)	2,621
Accounts payable	(2,083)	1,462	695
Other non-current liabilities	300	0	0
Accrued liabilities	(2,803)	1,665	203
Unearned revenue	(1,263)	3,337	(986)
Net Cash provided by Operating Activities	6,040	19,194	716
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	(120,858)	(155,090)	(63,555)
Vessel acquisitions	0	(48,140)	0
Purchase of 10% of M/T Stenaweco Elegance	0	0	(1,190)
Net proceeds from vessel sales	310,016	0	0
(Acquisitions) / Sales of other fixed assets, net	35	(36)	0
Net Cash (used in)/Provided by Investing Activities	181,294	(203,266)	(68,426)
Cash Flows from Financing Activities:
Proceeds from debt	60,200	252,969	28,500
Proceeds from short-term debt	0	6,760	32,783
Proceeds from related party debt	0	0	26,152
Principal payments and prepayments of debt	(269,621)	(50,466)	(10,221)
Redemption of Series E Shares	(24,568)	(14,302)	0
Prepayment of related party debt	0	0	(1,408)
Prepayment of short term debt	0	(20,280)	(8,993)
Prepayment of short term Notes	0	0	(5,656)
Consideration paid in excess of purchase price over book value of vessels	(60,850)	0	(22,260)
Proceeds from issuance of common stock	129,660	18,892	5,781
Proceeds from warrant exercises	0	4,619	2,330
Equity offering issuance costs	(8,868)	(1,859)	(536)
Payment of financing costs	(1,851)	(6,647)	(1,713)
Derivative financial instrument termination payments	(1,379)	(5)	0
Net Cash provided by/(used in) Financing Activities	(177,277)	189,681	44,759
Net (decrease)/increase in cash and cash equivalents and restricted cash	10,057	5,609	(22,951)
Cash and cash equivalents and restricted cash at beginning of year	13,271	7,662	30,613	$ 30,613
Cash and cash equivalents and restricted cash at end of the year	23,328	13,271	7,662	13,271
Cash breakdown
Cash and cash equivalents	19,328	4,412	57	4,412
Restricted cash, current	0	859	1,290	859
Restricted cash, non-current	4,000	8,000	6,315	$ 8,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	388	533	555
Interest paid, net of capitalized interest	18,309	14,866	6,322
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	23	759	2,109
Equity issuance costs included in liabilities	0	386	117
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	1,150	6,701	0
Elimination of beneficial conversion feature with debt extinguishment	0	0	3,451
Beneficial conversion feature of Series E perpetual convertible preferred stock (Note 16)	1,067	9,339	0
Settlement of related party debt, interest, finance fees, Excess consideration over acquired assets, capital expenditures and dividends with issuance of Series E Shares (Note 16)	16,904	28,158	0
Dividends payable included in Due to related parties (Note 16)	864	1,621	0
Transfer of right of use asset balances after operating lease termination to Vessels, net	0	3,800	0
Carrying value of net assets of companies acquired (Note 1)	0	7,649	0
Reversal of equity offering costs not payable	235	1,500	0
Prepaid rent of Navigare Lease included in initial measurement	2,006	0	0
Deemed dividend equivalents on Series E Shares related to redemption value (Note 16)	2,253	2,359	0
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Settlement of notes with common stock issued	0	0	14,811
The 2017 Joint Venture [Member]
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment on unconsolidated joint ventures		3,144
Cash Flows used in Investing Activities:
Investments in unconsolidated joint ventures (2017 Joint Venture – see Note 17)	19,555	0	(3,681)
The 2020 Joint Venture [Member]
Cash Flows used in Investing Activities:
Investments in unconsolidated joint ventures (2020 Joint Venture – see Note 17)	$ (27,454)	$ 0	$ 0